Financial risk management - Summary of Maturity Analysis for Non-Derivative Financial Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	¥ 16,872	¥ 4,320
Trade payables	16,872	4,320
Other payables and accruals (excluding Employee benefit payables and taxes payables)	35,774	10,132
Lease liabilities	21,703	20,443
Lease liabilities	19,633	17,836
Total	74,349	34,895
Carrying amount [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	16,872	4,320
Other payables and accruals (excluding Employee benefit payables and taxes payables)	35,774	10,132
Lease liabilities	19,633	17,836
Total	72,279	32,288
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	16,872	4,320
Other payables and accruals (excluding Employee benefit payables and taxes payables)	35,774	10,132
Lease liabilities	8,294	5,005
Total	60,940	19,457
Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	6,205	4,117
Total	6,205	4,117
Between 2 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	7,204	11,321
Total	¥ 7,204	¥ 11,321